Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001795589
Registrant Name	Kingsoft Cloud Holdings Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES